Taxation - Reconciliation between the statutory EIT rate and the effective tax rates (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation
Statutory income tax rate in PRC	25.00%	25.00%	25.00%
Tax effect of different tax rates in other jurisdictions	(0.14%)	(0.37%)	(0.39%)
Tax effect of tax-exempt entities	0.83%	(0.53%)	(1.89%)
Tax effect of expired tax attribute carryforwards	(14.00%)	(4.03%)	(4.57%)
Tax effect of preferred tax rate	(0.41%)	(1.47%)	(7.85%)
Tax effect of R&D expense additional deduction	0.48%	0.97%	1.59%
Tax effect of non-deductible expenses	(3.43%)	(0.54%)	(0.29%)
Tax effect of deferred tax effect of tax rate change		1.44%	6.88%
Non-deductible loss on disposal of subsidiaries	(10.22%)
Changes in unrecognized tax benefits	12.95%
Prior year true up	(78.46%)
Changes in valuation allowance	82.01%	(21.77%)	(25.22%)
Effective tax rate	14.61%	(1.30%)	(6.74%)
Cayman Islands
Taxation
Statutory income tax rate in PRC	0.00%	0.00%	0.00%